DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P 500 Scored & Screened ETF
November 30, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.6%
Communication Services
— 13.7%
Alphabet, Inc., Class A
330,927 105,956,207
Alphabet, Inc., Class C
265,595 85,022,271
AT&T, Inc.
408,392 10,626,360
Electronic Arts, Inc.
12,807 2,587,398
Fox Corp., Class A
12,879 843,575
Fox Corp., Class B
8,270 481,810
Match Group, Inc.
13,431 447,387
Meta Platforms, Inc., Class A
123,372 79,938,887
News Corp., Class A
20,163 517,786
News Corp., Class B
7,227 212,691
Omnicom Group, Inc.
19,953 1,429,006
Paramount Skydance Corp.,
Class B (a)
17,594 281,856
Take-Two Interactive Software,
Inc. *
9,591 2,360,057
T-Mobile US, Inc.
27,546 5,757,389
Walt Disney Co.
101,932 10,648,836
Warner Bros Discovery, Inc. *
141,411 3,393,864
(Cost $207,004,015)
310,505,380
Consumer Discretionary
— 4.8%
Aptiv PLC *
12,275 951,926
AutoZone, Inc. *
939 3,713,116
Best Buy Co., Inc.
11,443 907,201
Booking Holdings, Inc.
1,857 9,126,579
Carnival Corp. *
61,500 1,585,470
D.R. Horton, Inc.
15,875 2,524,284
Darden Restaurants, Inc.
6,546 1,175,531
Deckers Outdoor Corp. *
8,609 757,850
eBay, Inc.
26,917 2,228,458
Expedia Group, Inc.
6,873 1,757,357
Ford Motor Co.
217,711 2,891,202
General Motors Co.
54,142 3,980,520
Hasbro, Inc.
7,675 633,955
Hilton Worldwide Holdings, Inc.
13,370 3,810,851
Home Depot, Inc.
56,526 20,175,260
Las Vegas Sands Corp.
19,052 1,298,584
LKQ Corp.
15,390 456,929
Lowe's Cos., Inc.
31,867 7,727,110
Marriott International, Inc.,
Class A
12,711 3,874,186
MGM Resorts International *
13,360 471,474
NIKE, Inc., Class B
67,671 4,373,577
Norwegian Cruise Line Holdings
Ltd. *
24,721 456,350
O'Reilly Automotive, Inc. *
48,588 4,941,400
PulteGroup, Inc.
11,123 1,414,734
Ralph Lauren Corp.
2,394 879,388
Royal Caribbean Cruises Ltd.
14,283 3,802,849
Starbucks Corp.
64,099 5,583,664
Number
of Shares Value $
Tapestry, Inc.
11,546 1,261,747
TJX Cos., Inc.
63,521 9,650,110
Tractor Supply Co.
29,616 1,622,365
Ulta Beauty, Inc. *
2,625 1,414,429
Williams-Sonoma, Inc.
6,873 1,237,209
Yum! Brands, Inc.
15,734 2,410,606
(Cost $99,141,193)
109,096,271
Consumer Staples — 4.9%
Archer-Daniels-Midland Co.
27,387 1,663,486
Bunge Global SA
7,175 689,302
Campbell's Company
11,745 357,988
Church & Dwight Co., Inc.
13,663 1,163,541
Clorox Co.
6,703 723,522
Coca-Cola Co.
218,985 16,012,183
Colgate-Palmolive Co.
45,669 3,671,331
Conagra Brands, Inc.
27,104 483,806
Constellation Brands, Inc., Class
A
8,637 1,177,914
Costco Wholesale Corp.
25,219 23,039,826
Estee Lauder Cos., Inc., Class A
13,452 1,265,430
General Mills, Inc.
30,547 1,446,401
Hershey Co.
8,725 1,640,998
Hormel Foods Corp.
17,010 394,802
J M Smucker Co.
6,501 677,274
Kellanova
15,513 1,297,507
Keurig Dr Pepper, Inc.
76,856 2,144,282
Kimberly-Clark Corp.
18,567 2,026,031
Kraft Heinz Co.
48,646 1,240,960
Kroger Co.
34,824 2,342,959
Lamb Weston Holdings, Inc.
8,343 492,738
McCormick & Co., Inc.
13,869 935,880
Molson Coors Beverage Co.,
Class B
10,337 480,774
Mondelez International, Inc.,
Class A
72,725 4,186,778
PepsiCo, Inc.
77,874 11,582,979
Target Corp.
25,592 2,319,147
Walmart, Inc.
249,633 27,586,943
(Cost $107,247,173)
111,044,782
Energy — 3.4%
APA Corp.
20,658 515,830
Baker Hughes Co.
55,285 2,775,307
ConocoPhillips
71,588 6,349,140
Devon Energy Corp.
37,252 1,380,559
Diamondback Energy, Inc.
11,034 1,683,678
EOG Resources, Inc.
30,769 3,318,437
EQT Corp.
35,131 2,138,073
Expand Energy Corp.
13,443 1,639,105
Exxon Mobil Corp.
242,487 28,109,093
Halliburton Co.
51,989 1,363,152
Kinder Morgan, Inc.
109,689 2,996,703

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Scored & Screened ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Marathon Petroleum Corp.
17,366 3,364,315
Occidental Petroleum Corp.
40,054 1,682,268
ONEOK, Inc.
34,960 2,545,787
Phillips 66
23,091 3,162,543
SLB Ltd.
85,154 3,085,981
Targa Resources Corp.
12,349 2,164,903
Valero Energy Corp.
17,639 3,117,870
Williams Cos., Inc.
69,162 4,214,041
(Cost $71,844,668)
75,606,785
Financials — 12.9%
Aflac, Inc.
27,940 3,082,061
Allstate Corp.
14,939 3,181,708
American Express Co.
30,862 11,272,963
American International Group,
Inc.
31,583 2,405,361
Ameriprise Financial, Inc.
5,370 2,447,324
Aon PLC, Class A
12,245 4,333,750
Apollo Global Management, Inc.
26,232 3,458,689
Arch Capital Group Ltd. *
22,122 2,077,698
Arthur J Gallagher & Co.
14,645 3,626,395
Assurant, Inc.
3,056 697,257
Bank of America Corp.
387,903 20,810,996
Bank of New York Mellon Corp.
40,104 4,495,658
Blackrock, Inc.
8,176 8,562,725
Capital One Financial Corp.
36,312 7,954,870
Cboe Global Markets, Inc.
6,169 1,592,651
Charles Schwab Corp.
96,138 8,914,877
Chubb Ltd.
21,105 6,250,879
Citigroup, Inc.
105,748 10,955,493
Citizens Financial Group, Inc.
26,294 1,422,505
CME Group, Inc.
20,377 5,735,310
Everest Group Ltd.
2,530 795,154
FactSet Research Systems, Inc.
2,267 628,571
Fidelity National Information
Services, Inc.
29,785 1,958,959
Fifth Third Bancorp
36,048 1,566,646
Fiserv, Inc. *
31,452 1,933,354
Franklin Resources, Inc.
18,000 406,620
Global Payments, Inc.
13,749 1,041,624
Goldman Sachs Group, Inc.
17,239 14,240,104
Hartford Insurance Group, Inc.
16,094 2,205,361
Huntington Bancshares, Inc.
88,110 1,436,193
Intercontinental Exchange, Inc.
32,424 5,100,295
Invesco Ltd.
25,922 633,793
Jack Henry & Associates, Inc.
4,156 725,139
KeyCorp
56,454 1,037,624
M&T Bank Corp.
8,917 1,696,192
Marsh & McLennan Cos., Inc.
27,821 5,103,762
Mastercard, Inc., Class A
46,947 25,845,732
MetLife, Inc.
32,202 2,465,385
Moody's Corp.
8,709 4,274,203
Number
of Shares Value $
Morgan Stanley
69,134 11,729,274
MSCI, Inc.
4,355 2,455,001
Nasdaq, Inc.
25,813 2,346,918
Northern Trust Corp.
10,909 1,432,788
PayPal Holdings, Inc.
55,514 3,480,173
PNC Financial Services Group,
Inc.
22,283 4,249,814
Principal Financial Group, Inc.
11,373 964,658
Prudential Financial, Inc.
19,417 2,101,890
Raymond James Financial, Inc.
10,264 1,606,727
Regions Financial Corp.
53,919 1,372,239
S&P Global, Inc.
17,747 8,852,736
State Street Corp.
15,535 1,848,976
Synchrony Financial
21,392 1,654,885
T. Rowe Price Group, Inc.
13,103 1,341,485
Travelers Cos., Inc.
12,746 3,732,794
Truist Financial Corp.
73,136 3,400,824
US Bancorp
86,495 4,242,580
Visa, Inc., Class A
96,581 32,300,550
Wells Fargo & Co.
182,226 15,644,102
Willis Towers Watson PLC
5,635 1,808,835
(Cost $246,990,322)
292,941,130
Health Care — 10.7%
Abbott Laboratories
99,008 12,762,131
AbbVie, Inc.
100,474 22,877,930
Agilent Technologies, Inc.
16,385 2,515,098
Amgen, Inc.
30,340 10,481,256
Baxter International, Inc.
28,848 540,612
Becton Dickinson & Co.
16,092 3,122,170
Biogen, Inc. *
8,729 1,589,464
Boston Scientific Corp. *
83,511 8,483,047
Bristol-Myers Squibb Co.
114,618 5,639,206
Cardinal Health, Inc.
13,707 2,909,448
Cencora, Inc.
10,984 4,052,327
Centene Corp. *
27,698 1,089,639
Charles River Laboratories
International, Inc. *
3,024 538,695
Cigna Group
15,212 4,217,983
CVS Health Corp.
72,026 5,788,009
Danaher Corp.
36,071 8,180,181
DaVita, Inc. *
2,218 265,450
Edwards Lifesciences Corp. *
33,176 2,875,364
Elevance Health, Inc.
12,864 4,351,377
Eli Lilly & Co.
45,235 48,648,885
GE HealthCare Technologies,
Inc.
25,293 2,023,187
Gilead Sciences, Inc.
70,525 8,874,866
Humana, Inc.
6,828 1,678,118
Incyte Corp. *
9,365 978,268
IQVIA Holdings, Inc. *
9,685 2,227,647
Medtronic PLC
72,346 7,620,204
Merck & Co., Inc.
142,870 14,977,062

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P 500 Scored & Screened ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Mettler-Toledo International,
Inc. *
1,186 1,751,390
Moderna, Inc. *
20,479 532,044
Quest Diagnostics, Inc.
6,439 1,218,130
Regeneron Pharmaceuticals, Inc.
5,888 4,593,759
ResMed, Inc.
8,593 2,198,347
Revvity, Inc.
7,058 736,926
Stryker Corp.
19,351 7,182,704
Thermo Fisher Scientific, Inc.
21,543 12,728,251
UnitedHealth Group, Inc.
51,479 16,976,230
Viatris, Inc.
70,375 752,309
Waters Corp. *
3,420 1,379,696
Zoetis, Inc.
25,122 3,220,138
(Cost $219,678,036)
242,577,548
Industrials — 6.7%
Allegion PLC
4,886 811,223
AMETEK, Inc.
12,905 2,553,770
Broadridge Financial Solutions,
Inc.
6,904 1,574,733
C.H. Robinson Worldwide, Inc.
6,942 1,102,876
Carrier Global Corp.
45,142 2,477,393
Caterpillar, Inc.
26,642 15,339,398
CSX Corp.
107,111 3,787,445
Cummins, Inc.
7,815 3,891,714
Dayforce, Inc. *
8,604 594,536
Deere & Co.
14,267 6,626,879
Delta Air Lines, Inc.
36,913 2,366,123
Dover Corp.
8,098 1,500,397
Eaton Corp. PLC
22,275 7,704,700
Emerson Electric Co.
31,705 4,228,813
Fastenal Co.
64,621 2,610,688
Fortive Corp.
18,547 991,894
GE Aerospace
60,335 18,006,981
Hubbell, Inc.
2,926 1,262,364
Illinois Tool Works, Inc.
14,869 3,706,544
Ingersoll Rand, Inc.
20,801 1,671,152
JB Hunt Transport Services, Inc.
4,632 805,783
Johnson Controls International
PLC
37,058 4,310,216
Lennox International, Inc.
1,889 942,365
Masco Corp.
12,610 818,011
Norfolk Southern Corp.
12,596 3,679,166
Otis Worldwide Corp.
22,356 1,986,331
PACCAR, Inc.
29,152 3,073,204
Pentair PLC
9,888 1,040,613
Quanta Services, Inc.
8,263 3,841,303
Republic Services, Inc.
11,555 2,508,128
Rockwell Automation, Inc.
6,477 2,563,985
Southwest Airlines Co.
30,021 1,045,031
Stanley Black & Decker, Inc.
8,337 596,262
Trane Technologies PLC
12,576 5,300,533
Uber Technologies, Inc. *
118,104 10,338,824
Number
of Shares Value $
Union Pacific Corp.
33,611 7,792,038
United Airlines Holdings, Inc. *
18,409 1,876,982
United Rentals, Inc.
3,658 2,981,928
Veralto Corp.
13,793 1,396,127
Verisk Analytics, Inc.
7,983 1,796,734
W.W. Grainger, Inc.
2,595 2,461,695
Waste Management, Inc.
20,640 4,496,837
Westinghouse Air Brake
Technologies Corp.
10,114 2,109,275
Xylem, Inc.
13,262 1,865,566
(Cost $120,044,730)
152,436,560
Information Technology
— 37.8%
Accenture PLC, Class A
35,318 8,829,500
Adobe, Inc. *
24,201 7,747,466
Akamai Technologies, Inc. *
8,234 737,108
Apple, Inc.
844,225 235,412,141
Applied Materials, Inc.
45,864 11,569,194
Autodesk, Inc. *
12,041 3,652,517
Cadence Design Systems, Inc. *
15,451 4,818,240
Cisco Systems, Inc.
225,392 17,341,660
Corning, Inc.
43,599 3,671,036
Dell Technologies, Inc., Class C
16,974 2,263,483
Fortinet, Inc. *
35,954 2,916,948
Gen Digital, Inc.
29,928 789,201
HP, Inc.
51,382 1,254,748
Intel Corp. *
249,303 10,111,730
Jabil, Inc.
6,088 1,282,802
Keysight Technologies, Inc. *
9,512 1,882,900
KLA Corp.
7,497 8,812,499
Lam Research Corp.
72,771 11,352,276
Micron Technology, Inc.
63,422 14,998,034
Microsoft Corp.
422,785 208,014,448
NetApp, Inc.
11,262 1,256,389
NVIDIA Corp.
1,388,013 245,678,301
ON Semiconductor Corp. *
23,599 1,185,614
Palo Alto Networks, Inc. *
38,012 7,227,222
QUALCOMM, Inc.
61,509 10,339,048
Salesforce, Inc.
54,376 12,535,843
Seagate Technology Holdings
PLC
11,759 3,253,598
ServiceNow, Inc. *
11,856 9,631,933
TE Connectivity PLC
16,740 3,785,751
Western Digital Corp.
20,425 3,336,015
(Cost $614,957,367)
855,687,645
Materials — 1.8%
Air Products and Chemicals, Inc.
12,513 3,266,519
Albemarle Corp.
7,066 918,509
Amcor PLC
126,946 1,081,580
Avery Dennison Corp.
4,674 805,657
Ball Corp.
15,408 763,158

4 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Scored & Screened ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
CF Industries Holdings, Inc.
9,030 710,661
Dow, Inc.
37,948 905,060
Ecolab, Inc.
14,538 4,000,276
Freeport-McMoRan, Inc.
82,120 3,529,518
International Flavors &
Fragrances, Inc.
14,851 1,031,848
Linde PLC
26,661 10,939,542
LyondellBasell Industries NV,
Class A
13,958 683,802
Mosaic Co.
18,070 442,534
Newmont Corp.
62,885 5,705,556
PPG Industries, Inc.
12,859 1,286,414
Sherwin-Williams Co.
13,055 4,486,873
Smurfit WestRock PLC
29,124 1,039,436
(Cost $42,605,337)
41,596,943
Real Estate — 2.1%
Alexandria Real Estate Equities,
Inc. REIT
9,127 489,846
American Tower Corp. REIT
26,377 4,781,359
AvalonBay Communities, Inc.
REIT
8,245 1,500,095
BXP, Inc. REIT
8,525 616,869
CBRE Group, Inc., Class A *
16,419 2,657,087
CoStar Group, Inc. *
24,073 1,656,222
Digital Realty Trust, Inc. REIT
17,747 2,841,650
Equinix, Inc. REIT
5,490 4,135,672
Equity Residential REIT
18,439 1,138,608
Extra Space Storage, Inc. REIT
12,521 1,667,422
Federal Realty Investment Trust
REIT
4,562 450,406
Healthpeak Properties, Inc. REIT
41,204 752,385
Host Hotels & Resorts, Inc. REIT
36,423 642,137
Iron Mountain, Inc. REIT
17,488 1,510,089
Kimco Realty Corp. REIT
39,066 807,104
Prologis, Inc. REIT
52,115 6,698,341
Public Storage REIT
8,803 2,416,776
Regency Centers Corp. REIT
9,274 659,938
Number
of Shares Value $
SBA Communications Corp.
REIT
5,925 1,151,050
Ventas, Inc. REIT
25,760 2,077,029
Welltower, Inc. REIT
37,975 7,907,154
Weyerhaeuser Co. REIT
42,940 953,697
(Cost $46,922,317)
47,510,936
Utilities — 0.8%
American Water Works Co., Inc.
10,794 1,403,976
CenterPoint Energy, Inc.
36,545 1,461,069
Consolidated Edison, Inc.
20,301 2,037,408
Entergy Corp.
25,151 2,452,725
Eversource Energy
21,256 1,427,978
Exelon Corp.
57,932 2,729,756
Public Service Enterprise Group,
Inc.
28,571 2,386,250
Sempra
37,194 3,523,016
(Cost $15,750,566)
17,422,178
TOTAL COMMON STOCKS
(Cost $1,792,185,724)
2,256,426,158
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.91%
(b)(c)
(Cost $247,455)
247,455 247,455
CASH EQUIVALENTS — 0.3%
DWS Government Money Market
Series "Institutional Shares",
3.94% (b)
(Cost $5,768,551)
5,768,551 5,768,551
TOTAL INVESTMENTS — 99.9%
(Cost $1,798,201,730)
2,262,442,164
Other assets and liabilities,
net — 0.1%
2,303,331
NET ASSETS — 100.0%
2,264,745,495
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust | 5
Schedule of Investments
Xtrackers S&P 500 Scored & Screened ETF
(Continued)
November 30, 2025 (Unaudited)
At November 30, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2025
Value ($) at
11/30/2025
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.91% (b)(c)
504,326 — (256,871) (d) — — 214 — 247,455 247,455
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series "Institutional Shares", 3.94% (b)
6,679,056 6,896,922 (7,807,427) — — 52,256 — 5,768,551 5,768,551
7,183,382 6,896,922 (8,064,298) — — 52,470 — 6,016,006 6,016,006
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $240,450, which is 0.0% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2025.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
E-Mini S&P 500 ESG Index
USD 8 2,313,840 2,409,440 12/19/2025 95,600
E-Mini S&P 500 Index
USD 15 5,067,011 5,144,625 12/19/2025 77,614
Total unrealized appreciation
173,214
USD U.S. Dollar

6 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Scored & Screened ETF
(Continued)
November 30, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
SNPE-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 2,256,426,158 $ — $ — $ 2,256,426,158
Short-Term Investments (a)
6,016,006 — — 6,016,006
Derivatives (b)
Futures Contracts
173,214 — — 173,214
TOTAL
$ 2,262,615,378 $ — $ — $ 2,262,615,378
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.